Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended September 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at June 30, 2020	$8,583	$4,722	$39,019	$240	$6,202	$58,766
Provision for Credit Losses	3,374	775	6,076	12	580	10,817
Charge-offs	(2,692)	(795)	(8,018)	(12)	(854)	(12,371)
Recoveries	657	150	3,227	2	232	4,268
Ending Balance	$9,922	$4,852	$40,304	$242	$6,160	$61,480

	Nine Months Ended September 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	8,769	3,958	23,933	90	4,768	41,518
Charge-offs	(9,163)	(3,576)	(32,968)	(24)	(2,781)	(48,512)
Recoveries	2,139	349	10,159	7	662	13,316
Ending Balance	$9,922	$4,852	$40,304	$242	$6,160	$61,480

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30,2019	September 30, 2020	September 30, 2019
Allowance for Credit Losses:
Beginning Balance	$ 58,766,403	$ 46,000,000	$ 53,000,000	$ 43,000,000
Impact of adopting ASC 326	-	-	2,158,161
Provision for credit losses	10,814,520	15,276,415	41,516,788	39,784,720
Charge-offs	(12,370,618)	(17,191,431)	(48,512,355)	(46,918,301)
Recoveries	4,269,243	4,415,016	13,316,954	12,633,581
Ending balance; collectively evaluated for impairment	$ 61,479,548	$ 48,500,000	$ 61,479,548	$ 48,500,000

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30,2019	September 30, 2020	September 30, 2019

Finance Receivables Ending Balance	$ 855,306,960	$ 795,961,852	$ 855,306,960	$ 795,961,852